Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INVESCO BALANCED-RISK ALLOCATION FUND - CLASS A
Prospectus [Line Items]
Annual Return [Percent]	8.18%	3.19%	5.96%	(14.96%)	9.19%	9.20%	14.66%	(7.01%)	9.78%	10.97%
Invesco Balanced-Risk Commodity Strategy Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	18.48%	5.48%	(3.44%)	7.84%	18.87%	7.75%	4.20%	(12.18%)	4.49%	11.59%
Invesco Core Bond Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	6.56%	2.12%	5.24%	(14.06%)	(1.60%)	9.22%	9.53%	(1.11%)	4.29%	2.75%
Invesco Developing Markets Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	28.33%	(1.39%)	11.17%	(25.16%)	(7.50%)	17.22%	23.99%	(12.14%)	34.77%	6.89%
Invesco Discovery Mid Cap Growth Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	4.78%	24.12%	12.96%	(31.09%)	18.87%	40.11%	38.96%	(6.42%)	27.98%	1.89%
Invesco Emerging Markets ex-China Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	29.85%	(0.66%)	8.81%	(17.70%)	(6.98%)	17.14%	29.97%	(18.75%)	30.34%	19.75%
Invesco Emerging Markets Local Debt Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	19.60%	(5.13%)	13.87%	(9.10%)	(10.40%)	3.77%	13.50%	(7.05%)	14.94%	11.84%
Invesco Global Allocation Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	13.63%	5.63%	15.64%	(17.59%)	10.34%	14.42%	16.35%	(9.72%)	14.83%	4.75%
Invesco Global Strategic Income Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	12.79%	3.28%	8.66%	(11.79%)	(3.24%)	3.51%	10.58%	(4.69%)	6.22%	6.36%
INVESCO Health Care Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	15.49%	3.97%	3.05%	(13.53%)	12.19%	14.45%	32.00%	0.46%	15.46%	(11.71%)
Invesco International Bond Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	16.86%	1.93%	8.25%	(12.96%)	(10.24%)	8.23%	9.42%	(5.88%)	10.85%	6.13%
Invesco Multi-Asset Income Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	10.48%	6.13%	10.77%	(17.22%)	6.03%	(4.66%)	16.03%	(5.19%)	10.71%	12.36%
Invesco Multi-Strategy Fund - Class A
Prospectus [Line Items]
Annual Return [Percent]	0.38%	5.72%	3.55%	(7.28%)	2.49%	1.46%	6.58%	(2.09%)	1.29%	1.28%